S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Oct. 28, 2026 USD ($) $ / shares shares
Viride Group [Member] | Office Space, Administrative and Shared Personnel Support Services [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Office space, administrative and shared personnel support services
Sponsor Compensation Amount	$ 3,000
League Capital LLC [Member] | Founder Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	5,928,572
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
League Capital LLC [Member] | Private Placement Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	121,244
Price Paid or to be Paid for Securities, Total Amount	$ 1,212,440
League Capital LLC [Member] | Repayment Of Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Repayment of loans made to us to cover offering related and organizational expenses
Sponsor Compensation Amount	$ 750,000
League Capital Llc , Sponsor [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	5,928,572
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
League Capital Llc , Sponsor [Member] | Founder Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	11,821,429
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.002
League Capital Llc , Sponsor [Member] | Private Placement Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10
John I Sanders, Esq [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	500,000
Price Paid or to be Paid for Securities, Total Amount	$ 50,000
John I Sanders, Esq [Member] | Founder Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	500,000